THE HUNTINGTON FUNDS

HUNTINGTON FIXED INCOME SECURITIES FUND

CLASS A SHARES

INSTITUTIONAL SHARES

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013

SUPPLEMENT DATED MARCH 14, 2014

NOTICE OF REORGANIZATION OF THE HUNTINGTON FIXED INCOME SECURITIES FUND INTO THE FEDERATED TOTAL RETURN BOND FUND

At a meeting of the Board of Trustees of the Huntington Funds with respect to its portfolio, Huntington Fixed Income Securities Fund (the “Huntington Fund”), held on March 11, 2014, the Trustees approved a proposal to reorganize (the “Reorganization”) the Huntington Fund into the Federated Total Return Bond Fund (the “Federated Fund”), a portfolio of Federated Total Return Series, Inc., subject to shareholder approval and certain other contingencies. If the proposed Reorganization is approved and consummated, the Huntington Fund will liquidate by transferring substantially all of its assets to the Federated Fund in exchange solely for Class A Shares and Institutional Shares of the Federated Fund. Class A Shares of the Huntington Fund will be exchanged for Class A shares of the Federated Fund. Institutional Shares of the Huntington Fund will be exchanged for Institutional Shares of the Federated Fund. Shareholders will not incur any sales charges or other transaction charges in connection with the Reorganization. After the Reorganization, it is currently expected that the Federated Fund will retain its current investment objectives and strategies and current portfolio manager.

Class A Shares and Institutional Shares of the Huntington Fund are closed to all new investments effective as of the close of business on May 9, 2014, except that the Huntington Fund may continue to accept purchases from certain existing institutional relationships and systematic contributions from an Automatic Investment Plan, until such time as it is administratively feasible to terminate these arrangements. If you participate in an Automatic Investment Plan, automatic deductions will no longer be made from your bank account on or after May 9, 2014. If your Automatic Investment Plan is held at a financial intermediary, you should consult with the appropriate representative regarding your automatic investments as a result of the Reorganization.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization within the meaning of Section 368(a) of the Code.

Pending distribution of a Prospectus/Proxy Statement and Notice to Shareholders to shareholders of record as of March 31, 2014, a special meeting of shareholders to consider the approval of the Reorganization is expected to occur on May 16, 2014. Pending shareholder approval, the Reorganization is scheduled to take place at the close of business on or about May 16, 2014.

You may obtain additional information by calling the Huntington Funds at 1-800-253-0412.

Please retain this Supplement for future reference.

THE HUNTINGTON FUNDS

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

CLASS A SHARES

INSTITUTIONAL SHARES

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013

SUPPLEMENT DATED MARCH 14, 2014

NOTICE OF REORGANIZATION OF THE HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND INTO THE FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

At a meeting of the Board of Trustees of the Huntington Funds with respect to its portfolio, Huntington Intermediate Government Income Fund (the “Huntington Fund”), held on March 11, 2014, the Trustees approved a proposal to reorganize (the “Reorganization”) the Huntington Fund into the Federated Total Return Government Bond Fund (the “Federated Fund”), a portfolio of Federated Total Return Government Bond Fund, subject to shareholder approval and certain other contingencies. If the proposed Reorganization is approved and consummated, the Huntington Fund will liquidate by transferring substantially all of its assets to the Federated Fund in exchange solely for Service Shares and Institutional Shares of the Federated Fund. Class A shares of the Huntington Fund will be exchanged for Service Shares of the Federated Fund. Institutional Shares of the Huntington Fund will be exchanged for Institutional Shares of the Federated Fund. Shareholders will not incur any sales charges or other transaction charges in connection with the Reorganization. After the Reorganization, it is currently expected that the Federated Fund will retain its current investment objectives and strategies and current portfolio manager.

Class A Shares and Institutional Shares of the Huntington Fund are closed to all new investments effective as of the close of business on May 9, 2014, except that the Huntington Fund may continue to accept purchases from certain existing institutional relationships and systematic contributions from an Automatic Investment Plan, until such time as it is administratively feasible to terminate these arrangements. If you participate in an Automatic Investment Plan, automatic deductions will no longer be made from your bank account on or after May 9, 2014. If your Automatic Investment Plan is held at a financial intermediary, you should consult with the appropriate representative regarding your automatic investments as a result of the Reorganization.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization within the meaning of Section 368(a) of the Code.

Pending distribution of a Prospectus/Proxy Statement and Notice to Shareholders to shareholders of record as of March 31, 2014, a special meeting of shareholders to consider the approval of the Reorganization is expected to occur on May 16, 2014. Pending shareholder approval, the Reorganization is scheduled to take place at the close of business on or about May 16, 2014.

You may obtain additional information by calling the Huntington Funds at 1-800-253-0412.

Please retain this Supplement for future reference.

THE HUNTINGTON FUNDS

HUNTINGTON MORTGAGE SECURITIES FUND

CLASS A SHARES

INSTITUTIONAL SHARES

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013

SUPPLEMENT DATED MARCH 14, 2014

NOTICE OF REORGANIZATION OF THE HUNTINGTON MORTGAGE SECURITIES FUND INTO THE FEDERATED MORTGAGE FUND

At a meeting of the Board of Trustees of the Huntington Funds with respect to its portfolio, Huntington Mortgage Securities Fund (the “Huntington Fund”), held on March 11, 2014, the Trustees approved a proposal to reorganize (the “Reorganization”) the Huntington Fund into the Federated Mortgage Fund (the “Federated Fund”), a portfolio of Federated Total Return Series, Inc., subject to shareholder approval and certain other contingencies. If the proposed Reorganization is approved and consummated, the Huntington Fund will liquidate by transferring substantially all of its assets to the Federated Fund in exchange solely for Service Shares and Institutional Shares of the Federated Fund. Class A shares of the Huntington Fund will be exchanged for Service Shares of the Federated Fund. Institutional Shares of the Huntington Fund will be exchanged for Institutional Shares of the Federated Fund. Shareholders will not incur any sales charges or other transaction charges in connection with the Reorganization. After the Reorganization, it is currently expected that the Federated Fund will retain its current investment objectives and strategies and current portfolio manager.

Class A Shares and Institutional Shares of the Huntington Fund are closed to all new investments effective as of the close of business on May 9, 2014, except that the Huntington Fund may continue to accept purchases from certain existing institutional relationships and systematic contributions from an Automatic Investment Plan, until such time as it is administratively feasible to terminate these arrangements. If you participate in an Automatic Investment Plan, automatic deductions will no longer be made from your bank account on or after May 9, 2014. If your Automatic Investment Plan is held at a financial intermediary, you should consult with the appropriate representative regarding your automatic investments as a result of the Reorganization.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization within the meaning of Section 368(a) of the Code.

Pending distribution of a Prospectus/Proxy Statement and Notice to Shareholders to shareholders of record as of March 31, 2014, a special meeting of shareholders to consider the approval of the Reorganization is expected to occur on May 16, 2014. Pending shareholder approval, the Reorganization is scheduled to take place at the close of business on or about May 16, 2014.

You may obtain additional information by calling the Huntington Funds at 1-800-253-0412.

Please retain this Supplement for future reference.

THE HUNTINGTON FUNDS

HUNTINGTON OHIO TAX-FREE FUND

CLASS A SHARES

INSTITUTIONAL SHARES

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013

SUPPLEMENT DATED MARCH 14, 2014

NOTICE OF REORGANIZATION OF THE HUNTINGTON OHIO TAX-FREE FUND INTO THE FEDERATED OHIO MUNICIPAL INCOME FUND

At a meeting of the Board of Trustees of the Huntington Funds with respect to its portfolio, Huntington Ohio Tax-Free Fund (the “Huntington Fund”), held on March 11, 2014, the Trustees approved a proposal to reorganize (the “Reorganization”) the Huntington Fund into the Federated Ohio Municipal Income Fund (the “Federated Fund”), a portfolio of Federated Municipal Securities Income Trust, subject to shareholder approval and certain other contingencies. If the proposed Reorganization is approved and consummated, the Huntington Fund will liquidate by transferring substantially all of its assets to the Federated Fund in exchange solely for Class A Shares and Class A Shares (load waived) of the Federated Fund. Class A Shares of the Huntington Fund will be exchanged for Class A shares of the Federated Fund. Institutional Shares of the Huntington Fund will be exchanged for Class A Shares (load waived) of the Federated Fund. Shareholders will not incur any sales charges or other transaction charges in connection with the Reorganization. After the Reorganization, it is currently expected that the Federated Fund will retain its current investment objectives and strategies and current portfolio manager.

Class A Shares and Institutional Shares of the Huntington Fund are closed to all new investments effective as of the close of business on May 9, 2014, except that the Huntington Fund may continue to accept purchases from certain existing institutional relationships and systematic contributions from an Automatic Investment Plan, until such time as it is administratively feasible to terminate these arrangements. If you participate in an Automatic Investment Plan, automatic deductions will no longer be made from your bank account on or after May 9, 2014. If your Automatic Investment Plan is held at a financial intermediary, you should consult with the appropriate representative regarding your automatic investments as a result of the Reorganization.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization within the meaning of Section 368(a) of the Code.

Pending distribution of a Prospectus/Proxy Statement and Notice to Shareholders to shareholders of record as of March 31, 2014, a special meeting of shareholders to consider the approval of the Reorganization is expected to occur on May 16, 2014. Pending shareholder approval, the Reorganization is scheduled to take place at the close of business on or about May 16, 2014.

You may obtain additional information by calling the Huntington Funds at 1-800-253-0412.

Please retain this Supplement for future reference.

THE HUNTINGTON FUNDS

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

CLASS A SHARES

INSTITUTIONAL SHARES

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013

SUPPLEMENT DATED MARCH 14, 2014

NOTICE OF REORGANIZATION OF THE HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND INTO THE FEDERATED SHORT- INTERMEDIATE TOTAL RETURN BOND FUND

At a meeting of the Board of Trustees of the Huntington Funds with respect to its portfolio, Huntington Short/Intermediate Fixed Income Securities Fund (the “Huntington Fund”), held on March 11, 2014, the Trustees approved a proposal to reorganize (the “Reorganization”) the Huntington Fund into the Federated Short-Intermediate Total Return Bond Fund (the “Federated Fund”), a portfolio of Federated Institutional Trust, subject to shareholder approval and certain other contingencies. If the proposed Reorganization is approved and consummated, the Huntington Fund will liquidate by transferring substantially all of its assets to the Federated Fund in exchange solely for Class A Shares and Institutional Shares of the Federated Fund. Class A Shares of the Huntington Fund will be exchanged for Class A shares of the Federated Fund. Institutional Shares of the Huntington Fund will be exchanged for Institutional Shares of the Federated Fund. Shareholders will not incur any sales charges or other transaction charges in connection with the Reorganization. After the Reorganization, it is currently expected that the Federated Fund will retain its current investment objectives and strategies and current portfolio manager.

Class A Shares and Institutional Shares of the Huntington Fund are closed to all new investments effective as of the close of business on May 9, 2014, except that the Huntington Fund may continue to accept purchases from certain existing institutional relationships and systematic contributions from an Automatic Investment Plan, until such time as it is administratively feasible to terminate these arrangements. If you participate in an Automatic Investment Plan, automatic deductions will no longer be made from your bank account on or after May 9, 2014. If your Automatic Investment Plan is held at a financial intermediary, you should consult with the appropriate representative regarding your automatic investments as a result of the Reorganization.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization within the meaning of Section 368(a) of the Code.

Pending distribution of a Prospectus/Proxy Statement and Notice to Shareholders to shareholders of record as of March 31, 2014, a special meeting of shareholders to consider the approval of the Reorganization is expected to occur on May 16, 2014. Pending shareholder approval, the Reorganization is scheduled to take place at the close of business on or about May 16, 2014.

You may obtain additional information by calling the Huntington Funds at 1-800-253-0412.

Please retain this Supplement for future reference.